Schedule of Investments
May 31, 2023 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.34%

Accident & Health Insurance - 2.60%
Principal Financial Group, Inc.	3,435	224,855

Arrangement of Transportation of Freight & Cargo - 1.64%
C.H. Robinson Worldwide, Inc.	1,502	141,999

Compter Storage Devices - 1.76%
NetApp, Inc.	2,280	151,278

Crude Petroleumn & Natural Gas - 1.95%
Coterra Energy, Inc. Class A	7,200	167,400

Electric Services - 5.22%
NextEra Energy, Inc.	3,770	276,944
NRG Energy, Inc.	5,095	172,160

		449,104

Fire, Marine & Casualty Insurance - 1.98%
American Financial Group, Inc.	1,520	170,650

Gas & Other Services - 1.83%
UGI Corp.	5,640	157,751

Industrial Organic Chemicals - 2.04%
LyondellBasell Industries N.V. Class A	2,047	175,100

Natural Gas Distribution - 3.11%
Atmos Energy Corp.	2,320	267,450

Operative Builders - 1.23%
Horton D.R., Inc.	988	105,558

Paperboard Containers & Boxes - 1.01%
Packaging Corp of America	698	86,573

Petroleum Refining- 4.63%
Marathon Petroleum Corp.	2,373	248,951
Valero Energy Corp.	1,393	149,107

		398,058

Pharmaceutical Preparations - 9.03%
Johnson & Johnson	1,310	203,129
Merck & Co., Inc.	2,685	296,451
Pfizer, Inc.	7,288	277,090

		776,670

Poultry Slaughtering and Processing- 3.39%
Tyson Foods, Inc. Class A	5,760	291,686

Radio & Tv Broadcasting & Communications Equipment - 2.24%
Qualcomm, Inc.	1,700	192,797

Retail-Building Materials, Hardware, Garden Supply - 1.66%
Tractor Supply Co.	680	142,521

Retail-Radio TV & Consumer Electronics Stores- 1.04%
Best Buy Co., Inc.	1,230	89,384

Retail-Variety Stores - 5.42%
Costco Wholesale Corp.	630	322,283
Target Corp.	1,100	144,023

		466,306

Semiconductors & Related Devices - 3.03%
Intel Corp.	8,290	260,638

Services- Advertising Agencies - 3.72%
Interpublic Group of Cos., Inc.	4,450	165,496
Omnicom Group, Inc.	1,755	154,773

		320,269

Services-Business Services, Inc. - 2.24%
Visa, Inc. Class A	870	192,296

Services- Computer Programming, Data Processing, Etc.- 7.47%
Alphabet, Inc. Class A (2)	2,900	356,323
Meta Platforms, Inc. Class A (2)	1,080	285,898

		642,221

Services-Help Supply Services, Inc. - 0.81%
Robert Half International, Inc.	1,068	69,441

Special Industry Machinery - 2.26%
Lam Rsearch Corp.	315	194,261

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens). - 3.45%
Nucor Corp.	1,093	144,342
Steel Dynamics, Inc.	1,655	152,095

		296,437

Sugar & Confectionery Products - 3.03%
Hershey Co.	1,003	260,479

Surgical & Medical Instruments & Apparatus - 2.10%
3M Co.	1,940	181,021

Title Insurance - 1.79%
Fidelity National Financial, Inc.	4,500	153,630

Trucking & Courier Services (No Air) - 2.66%
United Parcel Service, Inc. Class B	1,370	228,790

Total Common Stock	(Cost $ 7,322,651)	7,254,623

Real Estate Investment Trusts - 7.51%

Avalonbay Communities, Inc.	1,680	292,286
Public Storage	660	186,978
Weyerhaeuser Co.	5,820	166,801

Total Real Estate Investment Trusts	(Cost $ 661,368)	646,065

Money Market Registered Investment Companies - 8.01%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.965% (3)	688,885	688,885

Total Money Market Registered Investment Companies	(Cost $ 688,885)	688,885

Total Investments - 99.86%	(Cost $ 8,672,904)	8,589,573

Other Assets less Liabilities - .14%		12,421

Total Net Assets - 100.00%		8,601,994

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,589,573	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,589,573	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2023.